Consolidated Balance Sheet - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Assets
Cash and due from banks		$ 11,147	$ 10,654
Investment securities
Held-to-maturity (fair value $43,493 and $45,140, respectively; including $526 at fair value pledged as collateral at December 31, 2014)	[1]	43,590	44,974
Available-for-sale ($1,018 and $330 pledged as collateral, respectively)	[1]	61,997	56,069
Loans held for sale (including $3,110 and $4,774 of mortgage loans carried at fair value, respectively)		3,184	4,792
Loans
Commercial		88,402	80,377
Commercial real estate		42,137	42,795
Residential Mortgages		53,496	51,619
Credit card		21,012	18,515
Other retail		51,206	49,264
Total loans, excluding covered loans		256,253	242,570
Covered loans		4,596	5,281
Total loans		260,849	247,851
Less allowance for loan losses		(3,863)	(4,039)
Net loans		256,986	243,812
Premises and equipment		2,513	2,618
Goodwill		9,361	9,389
Other intangible assets		3,350	3,162
Other assets (including $121 and $157 of trading securities at fair value pledged as collateral, respectively)	[1]	29,725	27,059
Total assets		421,853	402,529
Deposits
Noninterest-bearing		83,766	77,323
Interest-bearing	[2]	216,634	205,410
Total deposits		300,400	282,733
Short-term borrowings		27,877	29,893
Long-term debt		32,078	32,260
Other liabilities		14,681	13,475
Total liabilities		375,036	358,361
Shareholders' equity
Preferred stock		5,501	4,756
Common stock, par value $0.01 a share - authorized: 4,000,000,000 shares; issued: 2015 and 2014 -2,125,725,742 shares		21	21
Capital surplus		8,376	8,313
Retained earnings		46,377	42,530
Less cost of common stock in treasury: 2015 - 380,534,801 shares; 2014 - 339,859,034 shares		(13,125)	(11,245)
Accumulated other comprehensive income (loss)		(1,019)	(896)
Total U.S. Bancorp shareholders' equity		46,131	43,479
Noncontrolling interests		686	689
Total equity		46,817	44,168
Total liabilities and equity		$ 421,853	$ 402,529

[1]	Includes only collateral pledged by the Company where counterparties have the right to sell or pledge the collateral.
[2]	lncludes time deposits greater than $250,000 balances of $2.6 billion and $5.0 billion at December 31, 2015 and 2014, respectively.